Share option scheme and Restricted Stock Units - Movement in share options (Details)	9 Months Ended
	Oct. 31, 2018 GBP (£) shares	Oct. 31, 2017 GBP (£) shares
Weighted average exercise price [Abstract]
Outstanding beginning balance (in Pounds per share) | £	£ 1.43	£ 1.17
Granted during the period (in Pounds per share) | £	0.76	1.83
Exercised during the period (in Pounds per share) | £	1.08	1.13
Lapsed/surrendered during the period (in Pounds per share) | £	1.69	0.93
Outstanding ending balance (in Pounds per share) | £	£ 0.41	£ 1.43
Number of share options [Abstract]
Outstanding beginning balance (in shares) | shares	8,577,236	7,383,401
Granted during the period (in shares) | shares	13,081,048	2,972,903
Exercised during the period (in shares) | shares	(92,047)	(348,536)
Lapsed/surrendered during the period (in shares) | shares	(10,319,304)	(1,273,743)
Outstanding ending balance (in shares) | shares	11,246,933	8,734,025
Weighted average exercise price - RSUs [Abstract]
Outstanding beginning balance (in Pounds per share) | £	£ 0.01	£ 0.00
Granted during the period (in Pounds per share) | £	0.01	0.01
Exercised during the period (in Pounds per share) | £	0.01	0.00
Outstanding ending balance (in Pounds per share) | £	£ 0.01	£ 0.01
Number of RSUs [Abstract]
Outstanding beginning balance (in shares) | shares	275,877	0
Granted during the period (in shares) | shares	121,950	275,877
Exercised during the period (in shares) | shares	(275,877)	0
Outstanding ending balance (in shares) | shares	121,950	275,877